Unaudited Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Net income (loss)	$ 50,861	$ (51,293)	$ (51,791)	$ 53,443
Unrealized gain (loss) on qualifying cash flow hedging instruments (note 9)	2,182	(1,085)	(17,705)	(1,085)
Other comprehensive income (loss)	2,182	(1,085)	(17,705)	(1,085)
Comprehensive income (loss)	53,043	(52,378)	(69,496)	52,358
Non-controlling interests in comprehensive income (loss)	3,161	3,446	7,545	11,082
Preferred unitholders' interest in net income (loss) (note 12)	12,386	10,349	33,449	17,859
General and limited partners' interest in comprehensive income (loss)	37,496	(66,173)	(110,490)	13,316
Dropdown Predecessor [Member]
Net income (loss)	$ 0	$ 0	$ 0	$ 10,101